Share-based payment arrangements - Significant Subsidiary Plans - Gelesis 2016 Plan (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr $ / shares
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr		6.11	5.81	6.08
Expected volatility		41.25%	35.68%	44.18%
Risk-free interest rate		0.53%	1.85%	2.79%
Expected dividend yield		$ 0	$ 0	$ 0
Grant date fair value		$ 1.72	$ 2.23	$ 0.96
Share price at grant date | $ / shares		$ 4.30	$ 2.57	$ 2.05
Share-based payment expense		$ 10,718,000	$ 14,468,000	$ 12,637,000
Gelesis [Member]
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr		0	0	6.22
Expected volatility		0.00%	0.00%	64.58%
Risk-free interest rate		0.00%	0.00%	2.79%
Expected dividend yield		$ 0	$ 0	$ 0
Grant date fair value		$ 0	$ 0	$ 7.84
Share price at grant date | $ / shares		$ 0	$ 0	$ 12.82
Gelesis [Member] | Stock Incentive Plan [Member]
Significant Subsidiary Plan [Line Items]
Shares remaining available for issuance | shares	329,559
Share-based payment expense	$ 2,400,000			$ 3,900,000